Stock Option Plans - Schedule of the assumptions employed in the calculation of the fair value of share-based compensation expense (Detail) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Risk free interest rate minimum	4.05%	4.05%	3.88%
Risk free interest rate maximum	4.89%	4.89%	4.38%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term	4 years 10 months 24 days	4 years 10 months 24 days	4 years 10 months 24 days
Expected stock volatility minimum	91.90%	91.90%	89.20%
Expected stock volatility maximum	99.70%	99.70%	89.70%
Common Stock [Member]
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Common stock fair value	$ 0.66	$ 0.66	$ 0.51